Fair Value of Assets and Liabilities - Changes in Level 3 Financial Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Opening balance	€ 205,005
Realised gain/loss recognised in the statement of profit or loss during the period1,3	(273)	€ 468
Closing balance	192,951	205,005
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	2,456	2,345
Realised gain/loss recognised in the statement of profit or loss during the period1,3	(273)	468
Revaluation recognised in other comprehensive income during the period2,4	(5)	(144)
Purchase of assets	889	343
Sale of assets	(462)	(334)
Maturity/settlement	(168)	(144)
Reclassifications	7	(92)
Transfers into Level 3	9	88
Transfers out of Level 3	(392)	(118)
Exchange rate differences	(26)	11
Changes in the composition of the group and other changes	(1)	33
Closing balance	2,034	2,456
Level 3 [member] | Trading assets [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	1,223	1,146
Realised gain/loss recognised in the statement of profit or loss during the period1,3	(232)	226
Purchase of assets	610	77
Sale of assets	(326)	(71)
Maturity/settlement	(141)	(135)
Transfers into Level 3	9	21
Transfers out of Level 3	(37)	(43)
Exchange rate differences	(2)	3
Changes in the composition of the group and other changes		(1)
Closing balance	1,104	1,223
Level 3 [member] | Non-trading derivatives [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	256	168
Realised gain/loss recognised in the statement of profit or loss during the period1,3	(45)	(34)
Purchase of assets	(9)	5
Sale of assets	(92)	(4)
Maturity/settlement	(2)
Transfers into Level 3		62
Transfers out of Level 3	(23)
Changes in the composition of the group and other changes		59
Closing balance	85	256
Level 3 [member] | Financial assets designated as at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	456	338
Realised gain/loss recognised in the statement of profit or loss during the period1,3	4	76
Purchase of assets	226	193
Sale of assets	(1)	(76)
Maturity/settlement	(1)
Transfers out of Level 3	(319)	(75)
Closing balance	365	456
Level 3 [member] | Available-for-sale of investments [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	521	693
Realised gain/loss recognised in the statement of profit or loss during the period1,3		200
Revaluation recognised in other comprehensive income during the period2,4	(5)	(144)
Purchase of assets	62	68
Sale of assets	(43)	(183)
Maturity/settlement	(24)	(9)
Reclassifications	7	(92)
Transfers into Level 3		5
Transfers out of Level 3	(13)
Exchange rate differences	(24)	8
Changes in the composition of the group and other changes	(1)	(25)
Closing balance	€ 480	€ 521